Discontinued Operations - Hotel Properties Held for Sale And Sold (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2013 property	Jun. 30, 2013 property	Mar. 31, 2013 property	Sep. 30, 2012 property	Sep. 30, 2013 property	Sep. 30, 2012 property	Dec. 31, 2012 property
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of hotels held for sale	21			21	21	21	21
Number of hotels sold	5	8	2		15	15	9
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax	$ 374			$ 551	$ 1,708	$ 5,820
Super Eight, Fort Madison, Iowa [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax					400
Super Eight Pella Iowa [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax					300
Super Eight Columbus Nebraska [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax					600
Quality Minocqua Wisconsin [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax					24
Super Eight Jefferson City Missouri [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax					$ 400